Commitment and Contingencies	12 Months Ended
Dec. 31, 2025
Commitment and Contingencies [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 24 — COMMITMENT AND CONTINGENCIES

Other than the lease commitments and debt obligations as disclosed in the notes to the consolidated financial statements, the Company did not have any significant financial or capital commitments as of December 31, 2025 and 2024, and through the issuance date of these consolidated financial statements.

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of December 31, 2025 and 2024, and through the issuance date of these consolidated financial statements.